UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Guardian Trust Company
Address: 11100 Santa Monica Boulevard
         Los Angeles, CA  90025-3384

Form 13F File Number: 28-00096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter C. Kelly
Title: Senior Vice President and Senior Counsel
Phone: 310/996-6000

Signature, Place, and Date of Signing:

Peter C. Kelly*        Los Angeles, California      3/13/13
--------------------  ---------------------------  ----------

*By:  /s/ Liliane Corzo
      -------------------------
       Liliane Corzo
       Attorney-in-fact

*Signed pursuant to a Power of Attorney dated January 14, 2013, included as an Exhibit to Schedule 13G filed with the Securities and Exchange Commission by Capital Group
International, Inc. on February 11, 2013 with respect to Allegheny Technologies Incorporated.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       Form 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:        2

     Form 13F Information Table Entry Total:   8

     Form 13F Information Table Value Total:   $278286
                                               -----------------
                                                (thousands)


     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number      Name

     1     28-00218                  The Capital Group Companies, Inc.
     2     28-05044                  Capital Group International, Inc.


                                               FORM 13F INFORMATION TABLE
CAPITAL GUARDIAN TRUST COMPANY                                                                                      DEC 31, 2012
              COLUMN 1 & COLUMN 2        COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7*       COLUMN 8
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
      NAME OF ISSUER/TITLE OF CLASS       CUSIP    VALUE     SHRS OR      SH/ PUT/ INVESTMENT OTHER
   (COMMON UNLESS OTHERWISE INDICATED)             (x$1000)  PRN AMT      PRN CALL DISCRETION MGRS      SOLE     SHARED     NONE
--------------------------------------   --------- --------- --------------------- ---------- --------- -------------------------
EATON CORP PLC                           B8KQN82      272192      5021988 SH       DEFINED     1,2  4314745                707243
ECOPETROL SA ADR                         279158109        13          220 SH       DEFINED     1,2      220
GNC HOLDINGS INC CL A                    36191G107        12          345 SH       DEFINED     1,2      345
MONDELEZ INTERNATIONAL INC               609207105      6017       236224 SH       DEFINED     1,2   236224
PENTAIR LTD                              B8DTTS0           4           78 SH       DEFINED     1,2       78
PROSHARES ULTRASHORT MSCI EM             74347X575        18          852 SH       DEFINED     1,2      852
PROSHARES ULTRASHORT MSCI EUROPE         74348A301        14          530 SH       DEFINED     1,2      530
PROSHARES ULTRASHORT RUSSELL 2000        74348A202        16          640 SH       DEFINED     1,2      640
                                                -----------------
                                         GRAND  $     278286


*  INVESTMENT DISCRETION IS DISCLAIMED BY THE CAPITAL GROUP COMPANIES, INC AND CAPITAL GROUP INTERNATIONAL, INC FOR ALL PURPOSES
   OTHER THAN FORM 13F